FINANCIAL ASSETS AND LIABILITIES - Foreign Exchange Risk (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) DerivativeInstrument
Not designated as hedging instruments - economic hedges | Currency swaps
Derivatives, Fair Value [Line Items]
Notional amount	$ 1,300	$ 945	$ 945	$ 581
Number of derivatives instruments outstanding | DerivativeInstrument					0
Not designated as hedging instruments - economic hedges | Currency swaps | Maximum
Derivatives, Fair Value [Line Items]
Term of contract	1 year	1 year		1 year
Derivative instruments in cash flow hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Net gains from derivatives				$ 4	$ 0
Deferred net loss/ profit on derivatives reclassified to net income				$ 4
Derivative instruments in cash flow hedges | Foreign exchange forward contracts
Derivatives, Fair Value [Line Items]
Maximum length of time hedged				1 year
Weighted average remaining maturity				6 months
Derivative instruments in cash flow hedges | Designated as hedging instruments | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount				$ 213
Net gains from derivatives		$ 3	3
Deferred net loss/ profit on derivatives reclassified to net income	$ 3	3
Derivative instruments in cash flow hedges | Designated as hedging instruments | Foreign exchange forward contracts
Derivatives, Fair Value [Line Items]
Notional amount	$ 278	$ 216	$ 216	$ 213	$ 0
Maximum length of time hedged	1 year	1 year
Weighted average remaining maturity	6 months	6 months	6 months	6 months